iShares
®
U.S. Telecommunications ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Alternative Carriers  —  9 .3%
AST SpaceMobile, Inc. , Class A
(a) (b)
.............. 322,962 $ 15,092,014
Iridium Communications, Inc. .................. 489,797 14,777,175
Liberty Global Ltd. , Class A
(a)
.................. 780,709 7,814,897
Liberty Global Ltd. , Class C , NVS
(a)
.............. 653,824 6,740,926
44,425,012
a
Cable & Satellite  —  11 .3%
Charter Communications, Inc. , Class A
(a) (b)
......... 41,479 16,957,030
Comcast Corp. , Class A ..................... 592,440 21,144,184
Liberty Broadband Corp. , Series A
(a)
............. 20,744 2,029,178
Liberty Broadband Corp. , Series C , NVS
(a)
......... 140,614 13,833,605
53,963,997
a
Communications Equipment  —  39 .6%
Arista Networks, Inc.
(a)
...................... 206,165 21,092,741
Ciena Corp.
(a)
............................ 195,909 15,933,279
Cisco Systems, Inc. ........................ 1,258,855 87,339,360
Juniper Networks, Inc. ...................... 405,401 16,187,662
Lumentum Holdings, Inc.
(a) (b)
.................. 161,025 15,307,037
Motorola Solutions, Inc. ..................... 42,790 17,991,483
Ubiquiti, Inc. ............................. 37,208 15,316,673
189,168,235
a
Integrated Telecommunication Services  —  29 .2%
AT&T, Inc. ............................... 2,267,419 65,619,106
Frontier Communications Parent, Inc.
(a)
........... 396,832 14,444,685
Verizon Communications, Inc. ................. 1,376,771 59,572,881
139,636,672
a
Security Shares Value
a
Movies & Entertainment  —  3 .2%
Roku, Inc. , Class A
(a)
....................... 177,648 $ 15,613,483
a
Wireless Telecommunication Services  —  7 .3%
Millicom International Cellular SA ............... 382,009 14,313,877
T-Mobile U.S., Inc. ......................... 85,835 20,451,047
34,764,924
a
Total Long-Term Investments — 99.9%
(Cost: $ 483,943,700 ) ................................ 477,572,323
a
Short-Term Securities
Money Market Funds  —  8 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.47%
(c) (d) (e)
............................ 38,552,865 38,568,286
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................. 1,536,872 1,536,872
a
Total Short-Term Securities — 8.4%
(Cost: $ 40,102,470 ) ................................. 40,105,158
Total Investments — 108.3%
(Cost: $ 524,046,170 ) ................................ 517,677,481
Liabilities in Excess of Other Assets — ( 8 .3 ) % ............... (39,741,692)
Net Assets — 100.0% ................................. $ 477,935,789
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 2,512,950  $ 36,056,687
(a)
$ —  $ (1,778) $ 427  $ 38,568,286  38,552,865  $ 9,807
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 635,018  901,854
(a)
—  —  —  1,536,872  1,536,872  4,562  —
$ (1,778) $ 427
$ 40,105,158
$ 14,369  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
U.S. Telecommunications ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index ........................................................... 3 09/19/25 $ 289 $ 623
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 477,572,323  $ —  $ —  $ 477,572,323
Short-Term Securities
Money Market Funds ...................................... 40,105,158  —  —  40,105,158
$ 517,677,481  $ —  $ —  $ 517,677,481
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 623  $ —  $ —  $ 623
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares